Marketable securities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Marketable securities	R$ 1,971,439	R$ 2,203,564
Current portion	(1,958,490)	(2,190,635)
Non-current portion	12,949	12,929
FUNCINE [Member]
IfrsStatementLineItems [Line Items]
Marketable securities	12,949	12,929
Fundo Soberano [Member]
IfrsStatementLineItems [Line Items]
Marketable securities	1,840	179
FIC Government Bonds [Member]
IfrsStatementLineItems [Line Items]
Marketable securities	1,203,968	1,323,409
FIC CDB [Member]
IfrsStatementLineItems [Line Items]
Marketable securities	47,464	20,371
FIC Financial Bill [Member]
IfrsStatementLineItems [Line Items]
Marketable securities	303,131	398,879
FIC Other [Member]
IfrsStatementLineItems [Line Items]
Marketable securities	R$ 402,087	R$ 447,797